Investment Objectives and Goals	Oct. 31, 2025
BNY Mellon Concentrated International ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term total return.
BNY Mellon US Large Cap Core Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to track the performance of the Solactive GBS United States 500 Index TR.
BNY Mellon US Mid Cap Core Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to track the performance of the Solactive GBS United States 400 Index TR.
BNY Mellon US Small Cap Core Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to track the performance of the Solactive GBS United States 600 Index TR.
BNY Mellon International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to track the performance of the Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR.
BNY Mellon Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to track the performance of the Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR.
BNY Mellon Core Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to track the performance of the Bloomberg US Aggregate Total Return Index.
BNY Mellon Global Infrastructure Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term total return (consisting of capital growth and income).
BNY Mellon High Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return consisting of capital appreciation and income.